Segments - Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Vessel revenue	$ 83,720	$ 97,480
Voyage expenses		14,582
Vessel operating cost	36,852	23,850
Charterhire expense	0	29,346
Vessel depreciation	12,460	0
General and administrative expenses	21,056	12,719
Gain on sale of vessels		(21,984)
Interest income	11	39
Income from equity investment	47,197	29,217
Foreign exchange (loss)	(2,321)	3
Financial expense, net	(1,952)	(13,350)
Income before taxes	56,287	54,876
Marine Energy Segment
Segment Reporting Information [Line Items]
Vessel revenue	83,720
Vessel operating cost	36,852
Vessel depreciation	12,460
General and administrative expenses	7,564
Interest income
Income from equity investment
Foreign exchange (loss)
Financial expense, net
Income before taxes	26,844
Corporate
Segment Reporting Information [Line Items]
Vessel revenue	0	0
Voyage expenses		0
Vessel operating cost	0	0
Charterhire expense	0	0
Vessel depreciation	0
General and administrative expenses	13,492	11,225
Gain on sale of vessels		0
Interest income	11	39
Income from equity investment	47,197	29,217
Foreign exchange (loss)	(2,321)	3
Financial expense, net	(1,952)	(13,350)
Income before taxes	$ 29,443	4,684
Kamsarmax
Segment Reporting Information [Line Items]
Vessel revenue		45,743
Voyage expenses		8,113
Vessel operating cost		6,824
Charterhire expense		26,989
General and administrative expenses		448
Gain on sale of vessels		(7,830)
Interest income		0
Income from equity investment		0
Foreign exchange (loss)		0
Financial expense, net		0
Income before taxes		11,199
Ultramax
Segment Reporting Information [Line Items]
Vessel revenue		51,737
Voyage expenses		6,469
Vessel operating cost		17,026
Charterhire expense		2,357
General and administrative expenses		1,046
Gain on sale of vessels		(14,154)
Interest income		0
Income from equity investment		0
Foreign exchange (loss)		0
Financial expense, net		0
Income before taxes		$ 38,993